Stock Option Plans (Summary of Stock Option Activity) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Beginning Balance	214,518	192,729	267,856
Granted	0	45,000	0
Exercised	0	0	0
Expired or Forfeited	0	(23,211)	(75,127)
Ending Balance	214,518	214,518	192,729
Weighted Average Exercise Price
Beginning Balance	$ 9.72	$ 10.68	$ 8.87
Granted	$ 0	$ 2.00	$ 0
Exercised	$ 0	$ 0	$ 0
Expired or Forfeited	$ 0	$ 2.71	$ 0.65
Ending Balance	$ 9.72	$ 9.72	$ 10.68
Exercised Price Range
Beginning Balance, lower limit	$ 1.71		$ 0.46
Beginning Balance, upper limit	$ 17.50		$ 17.50
Granted	$ 0	$ 2.00	$ 0
Exercised	$ 0	$ 0	$ 0
Expired or Forfeited	$ 0
Expired or Forfeited, lower limit		$ 1.94	$ 0.46
Expired or Forfeited, upper limit		$ 17.50	$ 2.17
Ending Balance, lower limit	$ 1.71	$ 1.71	$ 1.71
Ending Balance, upper limit	$ 17.50	$ 17.50	$ 17.50